Equity-method investees - Summary of Reconciliation of Carrying Amount of Retained Interest in Joint Venture with Carrying Amount in Consolidated Statement of Financial Position (Detail) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Joint Ventures [Line Items]
Dividends distribution	€ (135)	€ (551)	€ (545)
Share capital reduction		(3,156)
Profit / (loss) for the period	(16,069)	(540)	3,585
Natuzzi Trading (Shanghai) Co., Ltd [Member]
Disclosure Of Joint Ventures [Line Items]
Beginning balance	37,029	44,230
Dividends distribution		(3,697)
Share capital reduction		(3,156)
Profit / (loss) for the period	751	3,020	4,065
Amortisation	(519)	(519)	(519)
Reversal of deferred tax liabilities	130	130
Group’s share of profit/(loss) for the year, net of equity method adjustments	2,873	436	3,409
Group’s share of other comprehensive income	(1,257)	(784)	2,320
Ending balance	38,645	37,029	€ 44,230
Natuzzi Trading (Shanghai) Co., Ltd [Member] | Elimination of intersegment amounts [member] | Reportable legal entities [member]
Disclosure Of Joint Ventures [Line Items]
Amortisation	367	367
Natuzzi Trading (Shanghai) Co., Ltd [Member] | Elimination of intersegment amounts [member] | Reportable legal entities [member] | Inventories [member]
Disclosure Of Joint Ventures [Line Items]
Elimination of intercompany profit	€ 2,144	€ (2,562)